Stock Incentive Plan (Details) - Schedule of restricted stock activity	3 Months Ended
Mar. 31, 2022 $ / shares shares
Outstanding RSUs [Member]
Stock Incentive Plan (Details) - Schedule of restricted stock activity [Line Items]
Outstanding RSUs, Outstanding, Beginning balance | shares
Outstanding RSUs, Granted | shares	362,652
Outstanding RSUs, Released | shares
Outstanding RSUs, Forfeited | shares
Outstanding RSUs, Outstanding, Ending balance | shares	362,652
Weighted Average Grant Date Value Per Share [Member]
Stock Incentive Plan (Details) - Schedule of restricted stock activity [Line Items]
Weighted Average Grant Date Value Per Share, Outstanding, Beginning balance | $ / shares
Weighted Average Grant Date Value Per Share, Granted | $ / shares	54.26
Weighted Average Grant Date Value Per Share, Released | $ / shares
Weighted Average Grant Date Value Per Share, Forfeited | $ / shares
Weighted Average Grant Date Value Per Share, Outstanding, Ending balance | $ / shares	$ 54.26